Equity - Common Unit Repurchase Programs (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Aug. 29, 2017
Common unit repurchases and cancellations		$ (297)	$ (15,817)	$ 0
Share repurchase program
Common unit repurchase program, authorized amount					$ 15,000
Common unit repurchases (in units)	1,516,848
Common unit repurchases and cancellations	$ (15,000)